EMPLOYEE BENEFIT PLANS:	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS:
EMPLOYEE BENEFIT PLANS:

NOTE 7—EMPLOYEE BENEFIT PLANS:

Pension plans:

The Company sponsors defined contribution pension plans covering certain non-union employees with over one year of credited service. The Company’s policy is to fund pension costs accrued based on compensation levels. Total pension expense for 2011, 2010 and 2009 approximated $4,011, $4,196 and $4,178, respectively. The Company also maintains certain profit sharing and retirement savings-investment plans. Company contributions in 2011, 2010 and 2009 to these plans were $1,024, $1,043 and $1,011, respectively.

The Company also contributes to multi-employer defined benefit pension plan for certain of its union employees under a collective bargaining agreement which expires on September 30, 2012, as follows:

Plan name: Bakery and Confectionery Union and Industry International Pension Fund

Employer Identification Number and plan number: 52-6118572, plan number 001

Funded Status as of the most recent year available: 86.51% funded as of January 1, 2010

The Company’s contributions to such plan: $2,046, $1,923 and $1,633 in 2011, 2010 and 2009, respectively

Plan status: Not in reorganization and not insolvent as of December 31, 2010

Although the Company has been advised that the plan is currently in an underfunded status, the relative position of each employer associated with the multi-employer plan with respect to the actuarial present value of benefits and net plan assets is not determinable by the Company. The Company’s annual contributions do not exceed 5% of total contributions to the Plan.

Deferred compensation:

The Company sponsors three deferred compensation plans for selected executives and other employees: (i) the Excess Benefit Plan, which restores retirement benefits lost due to IRS limitations on contributions to tax-qualified plans, (ii) the Supplemental Plan, which allows eligible employees to defer the receipt of eligible compensation until designated future dates and (iii) the Career Achievement Plan, which provides a deferred annual incentive award to selected executives. Participants in these plans earn a return on amounts due them based on several investment options, which mirror returns on underlying investments (primarily mutual funds). The Company economically hedges its obligations under the plans by investing in the actual underlying investments. These investments are classified as trading securities and are carried at fair value. At December 31, 2011 and 2010, these investments totaled $41,768 and $38,504, respectively. All gains and losses and related investment income in these investments, which are recorded in other income (expense), net, are equally offset by corresponding increases and decreases in the Company’s deferred compensation liabilities.

Postretirement health care and life insurance benefit plans:

The Company provides certain postretirement health care and life insurance benefits for corporate office and management employees based upon their age, years of service, date of hire and if they agree to contribute a portion of the cost as determined by the Company. The Company has the right to modify or terminate these benefits and does not fund postretirement health care and life insurance benefits in advance of payments for benefit claims. The Company is currently contemplating changes to its postretirement health care and life insurance benefits with the intention of reducing the Company’s cost of providing such benefits. These changes are likely to include increasing retiree premium contributions, reducing and eliminating certain benefits, and taking steps to ensure that the Company does not become subject to the excise tax on high value coverage instituted by the Patient Protection and Affordability Act. The Company is not presently able to determine the effects of such changes on its financial statements.

Amounts recognized in accumulated other comprehensive loss (pre-tax) at December 31, 2011 are as follows:

Prior service credit	$(626)
Net actuarial loss	8,255
Net amount recognized in accumulated other comprehensive loss	$7,629

The estimated actuarial loss and prior service credit to be amortized from accumulated other comprehensive income into net periodic benefit cost during 2012 are $1,146 and $(125), respectively.

The changes in the accumulated postretirement benefit obligation at December 31, 2011 and 2010 consist of the following:

	December 31
	2011	2010
Benefit obligation, beginning of year	$20,689	$16,674
Service cost	831	696
Interest cost	1,117	958
Actuarial loss	3,898	2,714
Benefits paid	(427)	(353)
Benefit obligation, end of year	$26,108	$20,689

Net periodic postretirement benefit cost included the following components:

	2011	2010	2009
Service cost—benefits attributed to service during the period	$831	$696	$704
Interest cost on the accumulated postretirement benefit obligation	1,117	958	853
Net amortization	501	128	140
Net periodic postretirement benefit cost	$2,449	$1,782	$1,697

For measurement purposes, the 2012 annual rate of increase in the per capita cost of covered health care benefits was assumed to be 8.2% for pre-age 65 retirees, post 65 retirees and for prescription drugs; these rates were assumed to decrease gradually to 5.0% for 2019 and remain at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 4.31% and 5.47% at December 31, 2011 and 2010, respectively.

Increasing or decreasing the health care trend rates by one percentage point in each year would have the following effect:

	1% Increase	1% Decrease
Postretirement benefit obligation	$6,247	$(4,277)
Total of service and interest cost components	$484	$(320)

The Company estimates future benefit payments will be $574, $710, $882, $993 and $1,095 in 2012 through 2016, respectively, and a total of $7,002 in 2017 through 2020. The future benefit payments are net of the annual Medicare Part D subsidy of approximately $1,094 beginning in 2012.